UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

FORM N-Q

JUNE 30, 2015

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.0%
Education - 19.8%
Cumberland County, PA, Municipal Authority College Revenue, AICUP Financing Program, Dickinson College	5.000%	11/1/39	$1,210,000	$1,313,951
Lehigh County, PA, General Purpose Authority Revenues:
Muhlenberg College Project	5.250%	2/1/34	1,075,000	1,180,350
Muhlenberg College Project	5.250%	2/1/39	3,615,000	3,936,880
Pennsylvania State Higher EFA Revenue:
AICUP Financing Program, Delaware Valley College of Science & Agriculture Project	5.000%	11/1/27	1,250,000	1,347,475
AICUP Financing Program, Delaware Valley College of Science & Agriculture Project	5.000%	11/1/42	1,025,000	1,048,893
AICUP Financing Program-Messiah College	5.000%	11/1/22	1,125,000	1,271,824
Drexel University	5.000%	5/1/31	10,000,000	10,881,900
La Salle University	5.000%	5/1/29	1,500,000	1,610,025
La Salle University	5.000%	5/1/37	1,700,000	1,780,478
La Salle University	5.000%	5/1/42	2,000,000	2,085,720
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	8,000,000	9,090,480
Philadelphia, PA, Authority for IDR:
Discovery Charter School Project	5.875%	4/1/32	450,000	463,684
Performing Arts Charter School Project	6.000%	6/15/23	1,000,000	1,048,170	(a)
Snyder County, PA, Higher Education Authority, University Revenue, Susquehanna University Project	5.000%	1/1/38	2,000,000	2,144,200
Washington County, PA, IDA, College Revenue, Washington and Jefferson College	5.000%	11/1/36	3,700,000	4,005,398

Total Education				43,209,428

Health Care - 23.1%
Allegheny County, PA, Hospital Development Authority Revenue:
Health Center-UPMC Health, NATL	6.000%	7/1/24	1,000,000	1,248,170
Health Center-UPMC Health, NATL	6.000%	7/1/26	2,250,000	2,824,920
Chester County, PA, HEFA, Health System Revenue	5.000%	5/15/40	7,500,000	7,984,500
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/29	645,000	693,388
Lancaster County, PA, Hospital Authority Revenue:
Health Systems, Lancaster General Hospital	5.000%	3/15/31	5,195,000	5,467,945
Health Systems, Lancaster General Hospital	5.000%	7/1/42	3,350,000	3,591,100
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center	5.125%	1/1/37	3,000,000	3,119,520
Montgomery County, PA, IDA Revenue, Acts Retirement-Life Communities	5.000%	11/15/24	3,250,000	3,578,120
Montgomery County, PA, IDA, Health Facilities Revenue, Jefferson Health System	5.000%	10/1/41	6,000,000	6,376,380
Pennsylvania State Higher EFA Revenue:
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,331,520
University of Pittsburgh Medical Center	5.000%	5/15/31	8,000,000	8,859,200	(b)

See Notes to Schedule of Investments.

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
St. Mary’s Hospital Authority, Health System Revenue, Catholic Health East	5.000%	11/15/40	$4,000,000	$4,333,360

Total Health Care				50,408,123

Industrial Revenue - 2.1%
Allegheny County, PA, IDA Revenue, Environmental Improvement, US Steel Corp.	6.750%	11/1/24	3,000,000	3,401,670
Delaware County, PA, IDA Revenue, Resources Recovery Facilities	6.200%	7/1/19	675,000	675,783
Philadelphia, PA, Authority for IDR, AMBAC	5.250%	7/1/31	500,000	500,240

Total Industrial Revenue				4,577,693

Leasing - 6.0%
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, AMBAC	5.500%	8/1/28	1,000,000	1,169,300
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/33	11,500,000	11,964,945	(b)

Total Leasing				13,134,245

Local General Obligation - 10.2%
Erie County, PA, Convention Center Authority Gtd. Hotel Revenue, County GTD	5.000%	1/15/36	4,000,000	4,373,880
Hampden Township, PA, GO	5.000%	5/15/37	1,660,000	1,835,263
Lackawanna County, PA, GO:
AGM	5.875%	9/15/30	4,375,000	4,912,600
AGM	6.000%	9/15/32	2,730,000	3,066,227
Luzerne County, PA, GO	5.000%	11/15/29	5,000,000	5,464,750
Philadelphia, PA, School District, GO, Refunding, AMBAC	5.000%	8/1/17	500,000	501,695
Scranton, PA, School District, GO, AGM	5.000%	7/15/38	2,000,000	2,120,580

Total Local General Obligation				22,274,995

Power - 2.8%
Guam Power Authority Revenue:
AGM	5.000%	10/1/39	750,000	841,867
AGM	5.000%	10/1/44	1,000,000	1,113,280
Philadelphia, PA, Gas Works Revenue, General Ordinance, AMBAC	5.000%	10/1/18	3,920,000	4,207,924

Total Power				6,163,071

Pre-Refunded/Escrowed to Maturity - 5.5%
Central Dauphin, PA, School District, GO, NATL	6.000%	2/1/18	1,000,000	1,032,580	(c)
Erie, PA, Water Authority Revenue, AGM	5.000%	12/1/43	895,000	1,008,379	(c)
Northeastern York, PA, School District, GO, NATL/FGIC	5.000%	4/1/30	2,000,000	2,151,380	(c)
Pennsylvania Convention Center Authority Revenue, FGIC	6.000%	9/1/19	1,000,000	1,146,790	(d)
Pennsylvania State IDA Revenue, Economic Development	5.500%	7/1/23	2,500,000	2,827,775	(c)
Philadelphia, PA, Gas Works Revenue, NATL	7.000%	5/15/20	225,000	256,547	(d)
Philadelphia, PA, Water & Wastewater Revenue, Refunding, AMBAC	5.000%	8/1/22	2,000,000	2,175,080	(c)

See Notes to Schedule of Investments.

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - (continued)
State Public School Building Authority, College Revenue, Delaware County Community College Project, AGM	5.000%	10/1/27	$1,250,000	$1,387,825	(c)

Total Pre-Refunded/Escrowed to Maturity				11,986,356

Solid Waste/Resource Recovery - 9.5%
Pennsylvania State Economic Development Financing Authority, Exempt Facilities Revenue, Shipping Port	3.375%	7/1/15	13,000,000	13,000,000	(e)(f)
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue:
Waste Management Inc. Project	1.750%	12/1/15	4,000,000	4,017,360	(e)(f)
Waste Management Inc. Project	2.625%	11/1/21	3,750,000	3,734,775	(g)

Total Solid Waste/Resource Recovery				20,752,135

Special Tax Obligation - 0.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/40	460,000	286,382

State General Obligation - 0.3%
Puerto Rico Commonwealth, GO, Public Improvement	5.000%	7/1/41	1,000,000	600,000

Transportation - 10.9%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/40	4,000,000	4,326,440
Delaware River, NJ, Port Authority Revenue, Port District Project	5.000%	1/1/25	2,715,000	3,043,786
Delaware River, PA, Joint Toll Bridge Commission Revenue	5.000%	7/1/21	1,200,000	1,402,140
Delaware River, PA, Joint Toll Bridge Commission Revenue	5.000%	7/1/23	1,000,000	1,162,820
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	6,000,000	6,508,200
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/41	4,000,000	4,345,680
Pennsylvania State Turnpike Commission Revenue, AGM	5.000%	6/1/39	2,800,000	2,993,004

Total Transportation				23,782,070

Water & Sewer - 8.7%
Erie, PA, Water Authority Revenue, AGM	5.000%	12/1/43	6,105,000	6,548,162
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	9,000,000	10,225,170

See Notes to Schedule of Investments.

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	$2,000,000	$2,162,260

Total Water & Sewer				18,935,592

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $202,072,657)				216,110,090

SHORT-TERM INVESTMENTS - 0.3%
General Obligation - 0.2%
Mercer County, PA, GO	0.130%	10/1/31	500,000	500,000	(h)(i)

Water & Sewer - 0.1%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Dexia Credit Local	0.170%	6/15/32	200,000	200,000	(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $700,000)				700,000

TOTAL INVESTMENTS - 99.3% (Cost - $202,772,657#)				216,810,090
Other Assets in Excess of Liabilities - 0.7%				1,567,021

TOTAL NET ASSETS - 100.0%				$218,377,111

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Maturity date shown represents the mandatory tender date.

(g)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AICUP	— Association of Independent Colleges and Universities of Pennsylvania
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
UPMC	— University of Pittsburgh Medical Center

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Pennsylvania Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$216,110,090	—	$216,110,090
Short-term investments†	—	700,000	—	700,000

Total investments	—	$216,810,090	—	$216,810,090

Other financial instruments:
Futures contracts	$57,725	—	—	$57,725

Total	$57,725	$216,810,090	—	$216,867,815

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,482,164
Gross unrealized depreciation	(444,731)

Net unrealized appreciation	$14,037,433

At June 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	15	9/15	$2,320,381	$2,262,656	$57,725

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2015